CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss from continuing operations	$ (28,482,000)	$ (7,416,000)	$ (2,632,000)
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation	3,637,000	1,319,000	565,000
Change in fair value of embedded conversion derivative	(2,270,000)	204,000
Impairment of goodwill	23,585,000
Retail stores impairment	840,000		0
Amortization of deferred financing costs	420,000	70,000
Amortization of convertible notes discount	1,646,000	257,000
Amortization of term loan discount	238,000	40,000
PIK Interest on convertible note discount	875,000
Stock-based compensation	1,284,000	1,687,000	1,847,000
Excess tax benefit on stock-based compensation	121,000	190,000	(26,000)
Provision for non-factored customer credits and doubtful accounts	561,000	12,000	14,000
Decrease in deferred taxes	(4,294,000)	153,000	3,591,000
Other liabilities	393,000
Changes in operating assets and liabilities:
Accounts receivable	1,579,000	(2,129,000)	890,000
Factored accounts receivable	2,639,000	62,000
Inventories	(2,603,000)	1,015,000	(272,000)
Prepaid expenses and other assets	1,284,000	991,000	(927,000)
Accounts payable and accrued expenses	(4,891,000)	2,048,000	301,000
Buy-out note payable	(3,025,000)	6,302,000
Due to/from related parties		(195,000)	450,000
Deferred rent	340,000	410,000	77,000
Net cash provided by (used in) continuing operations	(6,123,000)	5,020,000	3,878,000
Net cash provided by (used in) discontinued operations	(4,210,000)	2,962,000	1,904,000
Net cash provided by (used in) operating activities	(10,333,000)	7,982,000	5,782,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Hudson Clothing, Inc., net of cash acquired	(418,000)	(65,218,000)
Purchases of property and equipment	(341,000)	(1,480,000)	(1,384,000)
Net cash used in continuing investing activities	(759,000)	(66,698,000)	(1,384,000)
Net cash used in discontinued investing activities	(424,000)	(655,000)	(1,395,000)
Net cash used in investing activities	(1,183,000)	(67,353,000)	(2,779,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on factor borrowing, net		(7,411,000)	(1,354,000)
Payment of deferred financing costs		(3,051,000)
Proceeds from line of credit, net	9,031,000	32,000
Payments of promissory note	(1,235,000)
Proceeds from term loan	(75,000)	60,000,000
Exercise of stock options		27,000	20,000
Purchase of treasury stock	(227,000)
Payment of taxes on restricted stock units	(343,000)	(560,000)	(424,000)
Net cash provided by (used in) continuing financing activities	7,151,000	49,037,000	(1,758,000)
Net cash provided by (used in) discontinued financing activities	4,634,000	(2,307,000)	(509,000)
Net cash provided by (used in) financing activities	11,785,000	46,730,000	(2,267,000)
NET CHANGE IN CASH AND CASH EQUIVALENTS	269,000	(12,641,000)	736,000
CASH AND CASH EQUIVALENTS, at beginning of year	785,000	13,426,000	12,690,000
CASH AND CASH EQUIVALENTS, at end of year	$ 1,054,000	$ 785,000	$ 13,426,000